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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Soros Fund Management LLC
Address:     888 Seventh Avenue
             New York, New York 10106

Form 13F File Number:     028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jodye M. Anzalotta
Title:         Assistant General Counsel
Phone:         212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta        New York, New York             November 14, 2012
-----------------------      --------------------            -----------------
     [Signature]                [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                       1
                                                -----------

Form 13F Information Table Entry Total:                179
                                                -----------

Form 13F Information Table Value Total:         $9,266,419
                                                -----------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ------------------

     1.           028-10418                     George Soros

                                                 Soros Fund Management LLC
                                                 Form 13F Information Table
                                              Quarter ended September 30, 2012

                                                                                                        VOTING AUTHORITY
                                                  CUSIP      VALUE        SHRS OR   SH/  PUT/  INV.  OTH
ISSUER                        TITLE OF CLASS      NUMBER    (X$1000)      PRN AMT   PRN  CALL  DISC. MNG SOLE  SHARED  NONE
----------------------------  ---------------   ---------  ----------  -----------  ---  ----  ----  --- ----  ------  ----
AMC NETWORKS INC              CL A              00164V103  $    3,591       82,505  SH         SOLE    1  X
ABBOTT LABS                   COM               002824100  $   13,712      200,000  SH         SOLE    1  X
ACACIA RESH CORP              ACACIA TCH COM    003881307  $  107,256    3,913,037  SH         SOLE    1  X
AMAZON COM INC                COM               023135106  $   66,123      260,000  SH         SOLE    1  X
AMERICAN INTL GROUP INC       COM NEW           026874784  $  499,092   15,220,849  SH         SOLE    1  X
AMERICAN INTL GROUP INC       COM NEW           026874784  $    8,198      250,000  SH   PUT   SOLE    1  X
ANGIES LIST INC               COM               034754101  $    6,348      600,000  SH         SOLE    1  X
APPLE INC                     COM               037833100  $   56,609       84,858  SH         SOLE    1  X
ASPEN TECHNOLOGY INC          COM               045327103  $   33,371    1,291,447  SH         SOLE    1  X
BAIDU INC                     SPON ADR REP A    056752108  $    2,338       20,000  SH         SOLE    1  X
BLUEFLY INC                   COM NEW           096227301  $    6,286    6,480,070  SH         SOLE    1  X
CF INDS HLDGS INC             COM               125269100  $  171,155      770,137  SH         SOLE    1  X
CME GROUP INC                 COM               12572Q105  $    1,719       30,000  SH         SOLE    1  X
CADENCE DESIGN SYSTEM INC     NOTE 1.500%12/1   127387AF5  $   21,000   21,000,000  PRN        SOLE    1  X
CAESARS ENTMT CORP            COM               127686103  $    7,440    1,094,177  SH         SOLE    1  X
CAMPBELL SOUP CO              COM               134429109  $    2,612       75,000  SH         SOLE    1  X
CAPITAL ONE FINL CORP         COM               14040H105  $   34,263      601,000  SH         SOLE    1  X
CARTER INC                    COM               146229109  $   10,230      190,000  SH         SOLE    1  X
CEMEX SAB DE CV               SPON ADR NEW      151290889  $   15,827    1,900,000  SH         SOLE    1  X
CERADYNE INC                  NOTE 2.875%12/1   156710AA3  $   74,958   74,585,000  PRN        SOLE    1  X
CERES INC                     COM               156773103  $    4,842      852,491  SH         SOLE    1  X
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305  $  150,969    2,011,297  SH         SOLE    1  X
CHENIERE ENERGY INC           COM NEW           16411R208  $   71,378    4,590,272  SH         SOLE    1  X
CHURCHILL DOWNS INC           COM               171484108  $   26,952      429,712  SH         SOLE    1  X
CIENA CORP                    NOTE 0.250% 5/0   171779AB7  $  204,422  206,226,000  PRN        SOLE    1  X
CIENA CORP                    NOTE 0.875% 6/1   171779AE1  $   35,159   40,529,000  PRN        SOLE    1  X
CITIGROUP INC                 COM NEW           172967424  $   49,636    1,517,000  SH         SOLE    1  X
CLEARWIRE CORP NEW            CL A              18538Q105  $    1,350    1,000,000  SH         SOLE    1  X
CONSTANT CONTACT INC          COM               210313102  $    7,830      450,000  SH         SOLE    1  X
CONSTELLATION BRANDS INC      CL A              21036P108  $   41,164    1,272,445  SH         SOLE    1  X
CREE INC                      COM               225447101  $    1,275       50,000  SH         SOLE    1  X
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100  $    2,194      130,000  SH         SOLE    1  X
CUMMINS INC                   COM               231021106  $   13,832      150,000  SH         SOLE    1  X
D R HORTON INC                COM               23331A109  $   13,560      657,000  SH         SOLE    1  X
DAVITA INC                    COM               23918K108  $   16,578      160,000  SH         SOLE    1  X
DELTA AIR LINES INC DEL       COM NEW           247361702  $   56,792    6,200,000  SH         SOLE    1  X
DELTA AIR LINES INC DEL       COM NEW           247361702  $   18,936    2,067,200  SH   PUT   SOLE    1  X
DENBURY RES INC               COM NEW           247916208  $   68,862    4,261,253  SH         SOLE    1  X
DEVRY INC DEL                 COM               251893103  $      983       43,200  SH         SOLE    1  X
DIGITAL RIV INC               NOTE 1.250% 1/0   25388BAB0  $    5,509    5,683,000  PRN        SOLE    1  X
DIGITAL RIV INC               NOTE 2.000%11/0   25388BAD6  $  243,444  251,622,000  PRN        SOLE    1  X
DISNEY WALT CO                COM DISNEY        254687106  $   40,412      773,000  SH         SOLE    1  X
DISCOVER FINL SVCS            COM               254709108  $    1,987       50,000  SH         SOLE    1  X
DISH NETWORK CORP             CL A              25470M109  $  122,099    3,988,857  SH         SOLE    1  X
DIRECTV                       COM               25490A309  $   21,000      400,453  SH         SOLE    1  X
DOLLAR GEN CORP NEW           COM               256677105  $   10,308      200,000  SH         SOLE    1  X
DUNKIN BRANDS GROUP INC       COM               265504100  $    2,947      100,958  SH         SOLE    1  X
EQT CORP                      COM               26884L109  $   66,159    1,121,336  SH         SOLE    1  X
EASTMAN CHEM CO               COM               277432100  $    6,648      116,610  SH         SOLE    1  X
ELAN PLC                      ADR               284131208  $   13,400    1,250,000  SH         SOLE    1  X
ELAN PLC                      ADR               284131208  $    3,216      300,000  SH   CALL  SOLE    1  X
E2OPEN INC                    COM               29788A104  $    6,450      475,000  SH         SOLE    1  X
EXAR CORP                     COM               300645108  $   53,333    6,666,666  SH         SOLE    1  X
EXPRESS SCRIPTS HLDG CO       COM               30219G108  $  135,782    2,168,000  SH         SOLE    1  X
EXTREME NETWORKS INC          COM               30226D106  $   29,703    8,866,666  SH         SOLE    1  X
FACEBOOK INC                  CL A              30303M102  $    6,498      300,000  SH         SOLE    1  X
F5 NETWORKS INC               COM               315616102  $    5,232       50,000  SH         SOLE    1  X
FIDELITY NATIONAL FINANCIAL   CL A              31620R105  $    8,021      375,000  SH         SOLE    1  X
FREEPORT-MCMORAN COPPER & GO  COM               35671D857  $   51,278    1,295,558  SH         SOLE    1  X
GENERAL ELECTRIC CO           COM               369604103  $  237,272   10,447,890  SH         SOLE    1  X
GENERAL MTRS CO               COM               37045V100  $   93,555    4,112,300  SH         SOLE    1  X
GENERAL MTRS CO               COM               37045V100  $   37,538    1,650,000  SH   CALL  SOLE    1  X
GENERAL MTRS CO               *W EXP 07/10/201  37045V118  $    5,099      370,000  SH         SOLE    1  X
GENERAL MTRS CO               *W EXP 07/10/201  37045V126  $    1,652      200,000  SH         SOLE    1  X
GENERAL MTRS CO               JR PFD CNV SRB    37045V209  $   20,806      550,700  SH         SOLE    1  X
GILEAD SCIENCES INC           COM               375558103  $    1,658       25,000  SH         SOLE    1  X
GLOBAL EAGLE ACQUISITION COR  UNIT 99/99/9999   37951D201  $    2,026      200,000  SH         SOLE    1  X
GOOGLE INC                    CL A              38259P508  $  142,884      189,374  SH         SOLE    1  X
GRACE W R & CO DEL NEW        COM               38388F108  $   21,221      359,200  SH         SOLE    1  X
GROUPON INC                   COM CL A          399473107  $   11,913    2,500,000  SH         SOLE    1  X
HERCULES OFFSHORE INC         COM               427093109  $    7,123    1,461,043  SH         SOLE    1  X
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9  $  150,213  150,778,000  PRN        SOLE    1  X
HOME DEPOT INC                COM               437076102  $   57,352      950,000  SH         SOLE    1  X
HOME INNS & HOTELS MGMT INC   SPON ADR          43713W107  $   10,503      423,500  SH         SOLE    1  X
HUNTINGTON INGALLS INDS INC   COM               446413106  $    8,200      195,000  SH         SOLE    1  X
INFORMATICA CORP              COM               45666Q102  $    1,010       28,968  SH         SOLE    1  X
ISHARES TR                    FTSE CHINA25 IDX  464287184  $   10,383      300,000  SH   CALL  SOLE    1  X
ISHARES TR                    MSCI EMERG MKT    464287234  $   11,570      280,000  SH   CALL  SOLE    1  X
ISHARES TR                    RUSSELL 2000      464287655  $    1,410       16,900  SH         SOLE    1  X
JDS UNIPHASE CORP             COM PAR $0.001    46612J507  $    4,952      400,000  SH         SOLE    1  X
JDS UNIPHASE CORP             NOTE 1.000% 5/1   46612JAD3  $  153,578  153,770,000  PRN        SOLE    1  X
JDA SOFTWARE GROUP INC        COM               46612K108  $    6,781      213,368  SH         SOLE    1  X
JPMORGAN CHASE & CO           COM               46625H100  $   39,630      979,000  SH         SOLE    1  X
JOHNSON & JOHNSON             COM               478160104  $  177,017    2,568,800  SH         SOLE    1  X
JOY GLOBAL INC                COM               481165108  $    9,306      166,000  SH         SOLE    1  X
KB HOME                       COM               48666K109  $    4,305      300,000  SH   PUT   SOLE    1  X
KINROSS GOLD CORP             COM NO PAR        496902404  $   18,031    1,766,019  SH         SOLE    1  X
KRAFT FOODS INC               CL A              50075N104  $   22,370      541,000  SH         SOLE    1  X
LENNAR CORP                   CL A              526057104  $   13,838      398,000  SH         SOLE    1  X
LEXMARK INTL NEW              CL A              529771107  $      979       44,000  SH         SOLE    1  X
LILLY ELI & CO                COM               532457108  $    9,008      190,000  SH         SOLE    1  X
LINKEDIN CORP                 COM CL A          53578A108  $  141,470    1,175,000  SH         SOLE    1  X
LOGMEIN INC                   COM               54142L109  $    4,486      200,000  SH         SOLE    1  X
LORAL SPACE & COMMUNICATNS I  COM               543881106  $   31,704      445,906  SH         SOLE    1  X
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1   549463AH0  $  536,170  545,027,000  PRN        SOLE    1  X
MBIA INC                      COM               55262C100  $    6,078      600,000  SH         SOLE    1  X
MACYS INC                     COM               55616P104  $   45,144    1,200,000  SH         SOLE    1  X
MADISON SQUARE GARDEN CO      CL A              55826P100  $    3,560       88,404  SH         SOLE    1  X
MARATHON PETE CORP            COM               56585A102  $   38,382      703,100  SH         SOLE    1  X
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100  $  124,876    2,325,000  SH         SOLE    1  X
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100  $    9,131      170,000  SH   CALL  SOLE    1  X
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589  $   59,287    2,398,350  SH         SOLE    1  X
MEAD JOHNSON NUTRITION CO     COM               582839106  $   10,098      137,800  SH         SOLE    1  X
MERCURY COMPUTER SYS          COM               589378108  $   16,958    1,596,768  SH         SOLE    1  X
MICROSTRATEGY INC             CL A NEW          594972408  $   16,675      124,379  SH         SOLE    1  X
MICRON TECHNOLOGY INC         COM               595112103  $    2,193      366,666  SH         SOLE    1  X
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6  $  813,118  819,005,000  PRN        SOLE    1  X
MOLYCORP INC DEL              COM               608753109  $      920       80,000  SH         SOLE    1  X
MONSANTO CO NEW               COM               61166W101  $   13,107      144,000  SH         SOLE    1  X
MONSTER WORLDWIDE INC         COM               611742107  $   14,660    2,000,000  SH         SOLE    1  X
MOSAIC CO NEW                 COM               61945C103  $   12,347      214,321  SH         SOLE    1  X
MOTOROLA SOLUTIONS INC        COM NEW           620076307  $  144,319    2,854,961  SH         SOLE    1  X
NATIONAL FUEL GAS CO N J      COM               636180101  $    5,080       94,000  SH         SOLE    1  X
NETAPP INC                    COM               64110D104  $  198,103    6,025,033  SH         SOLE    1  X
NETSUITE INC                  COM               64118Q107  $    4,466       70,000  SH         SOLE    1  X
ORBITAL SCIENCES CORP         NOTE 2.438% 1/1   685564AN6  $   98,250   97,277,000  PRN        SOLE    1  X
PEABODY ENERGY CORP           COM               704549104  $   98,076    4,400,000  SH         SOLE    1  X
PEABODY ENERGY CORP           COM               704549104  $   14,043      630,000  SH   CALL  SOLE    1  X
PEPSICO INC                   COM               713448108  $   12,066      170,500  SH         SOLE    1  X
PFIZER INC                    COM               717081103  $    4,100      165,000  SH         SOLE    1  X
PIONEER NAT RES CO            COM               723787107  $  145,767    1,396,236  SH         SOLE    1  X
PULTE GROUP INC               COM               745867101  $    5,425      350,000  SH   PUT   SOLE    1  X
QLIK TECHNOLOGIES INC         COM               74733T105  $   19,926      889,948  SH         SOLE    1  X
QUALCOMM INC                  COM               747525103  $   18,741      300,000  SH         SOLE    1  X
QUANTUM CORP                  NOTE 3.500%11/1   747906AG0  $  127,051  130,980,000  PRN        SOLE    1  X
RF MICRODEVICES INC           COM               749941100  $    2,630      666,666  SH         SOLE    1  X
RANGE RES CORP                COM               75281A109  $   18,795      269,000  SH         SOLE    1  X
REGAL ENTMT GROUP             CL A              758766109  $    2,104      149,543  SH         SOLE    1  X
ROVI CORP                     NOTE 2.625% 2/1   779376AB8  $  161,187  161,997,000  PRN        SOLE    1  X
SM ENERGY CO                  COM               78454L100  $    6,709      124,000  SH         SOLE    1  X
SPDR S&P 500 ETF TR           TR UNIT           78462F103  $   10,075       70,000  SH   CALL  SOLE    1  X
SPDR S&P 500 ETF TR           TR UNIT           78462F103  $  121,909      847,000  SH   PUT   SOLE    1  X
SPDR GOLD TRUST               GOLD SHS          78463V107  $  227,135    1,320,400  SH         SOLE    1  X
SPDR SERIES TRUST             S&P METALS MNG    78464A755  $   15,380      353,400  SH         SOLE    1  X
SPDR SERIES TRUST             S&P METALS MNG    78464A755  $    7,834      180,000  SH   CALL  SOLE    1  X
SPDR SERIES TRUST             S&P BK ETF        78464A797  $    3,522      150,000  SH         SOLE    1  X
SALESFORCE COM INC            COM               79466L302  $    5,344       35,000  SH         SOLE    1  X
SANDISK CORP                  COM               80004C101  $   10,858      250,000  SH         SOLE    1  X
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5  $   83,193   83,737,000  PRN        SOLE    1  X
SANMINA SCI CORP              COM NEW           800907206  $    5,673      666,666  SH         SOLE    1  X
SAREPTA THERAPEUTICS INC      COM               803607100  $    1,238       79,692  SH         SOLE    1  X
SELECT SECTOR SPDR TR         SBI MATERIALS     81369Y100  $    7,354      200,000  SH         SOLE    1  X
SELECT SECTOR SPDR TR         SBI MATERIALS     81369Y100  $   12,579      342,100  SH   CALL  SOLE    1  X
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308  $   19,868      554,500  SH         SOLE    1  X
SHUTTERFLY INC                COM               82568P304  $   94,813    3,046,700  SH         SOLE    1  X
SKYWORKS SOLUTIONS INC        COM               83088M102  $    5,301      225,000  SH         SOLE    1  X
SOUTHWESTERN ENERGY CO        COM               845467109  $   34,796    1,000,462  SH         SOLE    1  X
SPREADTRUM COMMUNICATIONS IN  ADR               849415203  $   32,519    1,585,500  SH         SOLE    1  X
SUNTRUST BKS INC              COM               867914103  $  114,239    4,041,000  SH         SOLE    1  X
TW TELECOM INC                COM               87311L104  $    9,639      369,445  SH         SOLE    1  X
TAKE-TWO INTERACTIVE SOFTWAR  COM               874054109  $   13,873    1,328,804  SH         SOLE    1  X
TARGET CORP                   COM               87612E106  $   72,387    1,140,488  SH         SOLE    1  X
TASMAN METALS ORD (CVE)       COM               87652B103  $    2,633    1,666,666  SH         SOLE    1  X
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209  $   11,388      275,000  SH         SOLE    1  X
TRIPADVISOR INC               COM               896945201  $   12,294      373,344  SH         SOLE    1  X
TURQUOISE HILL RES LTD        COM               900435108  $   26,542    3,130,000  SH         SOLE    1  X
U S AIRWAYS GROUP INC         COM               90341W108  $   65,585    6,270,009  SH         SOLE    1  X
UNITED CONTL HLDGS INC        COM               910047109  $    9,984      512,000  SH         SOLE    1  X
UNITED CONTL HLDGS INC        COM               910047109  $   23,625    1,211,500  SH   PUT   SOLE    1  X
UNWIRED PLANET INC NEW        COM               91531F103  $   11,520    6,000,000  SH         SOLE    1  X
VANCEINFO TECHNOLOGIES INC    ADR               921564100  $    1,178      150,000  SH         SOLE    1  X
VERISK ANALYTICS INC          CL A              92345Y106  $    6,255      131,384  SH         SOLE    1  X
VIACOM INC NEW                CL B              92553P201  $    4,957       92,500  SH         SOLE    1  X
VISTEON CORP                  COM NEW           92839U206  $   18,333      412,350  SH         SOLE    1  X
WAL-MART STORES INC           COM               931142103  $  183,594    2,487,719  SH         SOLE    1  X
WALGREEN CO                   COM               931422109  $  132,288    3,630,300  SH         SOLE    1  X
WEBMD HEALTH CORP             NOTE 2.500% 1/3   94770VAF9  $   88,676  107,000,000  PRN        SOLE    1  X
WEBMD HEALTH CORP             NOTE 2.250% 3/3   94770VAH5  $  258,565  279,530,000  PRN        SOLE    1  X
WESTPORT INNOVATIONS INC      COM NEW           960908309  $    6,933      249,048  SH         SOLE    1  X
WEYERHAEUSER CO               COM               962166104  $    5,108      195,430  SH         SOLE    1  X
XYLEM INC                     COM               98419M100  $    9,087      361,328  SH         SOLE    1  X
DELPHI AUTOMOTIVE PLC         SHS               G27823106  $   31,364    1,011,741  SH         SOLE    1  X
HOLLYSYS AUTOMATION TECHNOLO  SHS               G45667105  $    7,557      774,246  SH         SOLE    1  X
MANCHESTER UTD PLC NEW        ORD CL A          G5784H106  $   45,102    3,542,995  SH         SOLE    1  X
SEADRILL LIMITED              SHS               G7945E105  $   12,550      319,971  SH         SOLE    1  X
TYCO INTERNATIONAL LTD        SHS               H89128104  $   52,479      932,800  SH         SOLE    1  X
ADECOAGRO S A                 COM               L00849106  $  260,671   25,911,633  SH         SOLE    1  X
CLICKSOFTWARE TECHNOLOGIES L  ORD               M25082104  $   22,843    2,966,666  SH         SOLE    1  X
NXP SEMICONDUCTORS N V        COM               N6596X109  $    3,126      125,000  SH         SOLE    1  X

Total Fair Market Value (in thousands):                    $9,266,419


The following investment managers that are required to file a report pursuant to
Section 13 (f) of the Securities and Exchange Act of 1934 ("Section 13 (f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager, and certain limited partnerships in which such accounts are directly or indirectly partners, and such managers will report such positions on their reports:

028-12922 Algebris Investments (UK) LLP
028-12212 Discovery Capital Management, LLC
028-11106 EAC Management LP
028-11685 Goodman & Company, Investment Counsel Ltd.
028-06256 Martin Currie Investment Management Ltd.
028-10804 RR Partners LP
028-05395 Select Equity Group, Inc.
028-14209 Woodbine Capital Advisors LP